Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance at beginning	$ 2,453	$ 2,472
Impact of foreign exchange and other	5	(19)
Goodwill, Acquired During Period	80
Balance at ending	2,538	2,453
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,646	1,654
Impact of foreign exchange and other	6	(8)
Goodwill, Acquired During Period	80
Balance at ending	1,732	1,646
Construction
Goodwill [Roll Forward]
Balance at beginning	587	593
Impact of foreign exchange and other	0	(6)
Goodwill, Acquired During Period	0
Balance at ending	587	587
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	62	64
Impact of foreign exchange and other	(3)	(2)
Goodwill, Acquired During Period	0
Balance at ending	59	62
Powertrain
Goodwill [Roll Forward]
Balance at beginning	5	5
Impact of foreign exchange and other	0	0
Goodwill, Acquired During Period	0
Balance at ending	5	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	153	156
Impact of foreign exchange and other	2	(3)
Goodwill, Acquired During Period	0
Balance at ending	$ 155	$ 153